Related parties (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Negordy [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	1,593,750
Number of warrants hold	1,593,750
Warrant exercise price	€ 11.50
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	1,593,750
Mag P [Member]
IfrsStatementLineItems [Line Items]
Related party cost	€ 7,700	€ 7,500
Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	1,127,815
Number of warrants hold	1,361,392
Warrant exercise price	€ 11.50